Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Reconciliation Between IFRS and IFRS-EU

	Shareholders’ equity		Net income
	2020	2019	2018	2020	2019	2018
In accordance with IFRS	22,018	21,842	19,189	(135)	1,236	707

Adjustment of EU ‘IAS 39’ carve-out	1,054	774	399	280	375	31

Tax effect of the adjustment	(257)	(167)	(81)	(90)	(86)	3
Effect of the adjustment after tax	798	607	318	190	289	34
In accordance with IFRS-EU	22,815	22,449	19,507	55	1,525	741

Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement

Impact of voluntary changes in accounting policies on the consolidated income statement	Note	December 31, 2019 (as previously reported) 1)	Change in accounting policy related to Reinsurance Accounting	December 31, 2019 (restated)	December 31, 2018 (as previously reported) 1)	Change in accounting policy related to Reinsurance Accounting	December 31, 2018 (restated)

Income from reinsurance ceded	9	3,532	54	3,586	3,740	52	3,791

Policyholder claims and benefits	12	56,797	58	56,856	10,557	57	10,614

Commissions and expenses	14	6,153	(1)	6,153	6,224	-	6,224

Income tax benefit/(expense)	18	(218)	1	(217)	(40)	1	(39)
Impact on net income		1,239	(3)	1,236	711	(4)	707

Net income/(loss) attributable to:

Owners of Aegon N.V.		1,239	(3)	1,235	710	(4)	706

Non-controlling interests		-	-	-	1	-	1

Earnings per share(EUR per share)	19

Basic earnings per common share		0.56	-	0.56	0.29	-	0.29

Basic earnings per common share B		0.01	-	0.01	0.01	-	0.01

Diluted earnings per common share		0.56	-	0.56	0.29	-	0.29

Diluted earnings per common share B		0.01	-	0.01	0.01	-	0.01

Earnings per common share calculation	19

Net income/(loss) attributable to owner		1,239	(3)	1,235	710	(4)	706

Coupons on perpetual securities		(88)	-	(88)	(102)	-	(102)

Coupon on non-cumulative subordinated notes		-	-	-	(11)	-	(11)
Net income/(loss) attributable to owners for basic earnings per share calculation		1,151	(3)	1,148	597	(4)	594

Weighted average number of common shares outstanding (in million)		2,042	-	2,042	2,036	-	2,036

Weighted average number of common shares B outstanding (in million)		572	-	572	571	-	571

1	As reported in Aegon’s Annual Report on Form 20-F dated March 18, 2020.

Impact of voluntary changes in accounting policies on the consolidated statement of comprehensive income	Note	December 31, 2019 (as previously reported) 1)	Change in accounting policy related to Reinsurance Accounting	December 31, 2019 (restated)	December 31, 2018 (as previously reported) 1)	Change in accounting policy related to Reinsurance Accounting	December 31, 2018 (restated)
Net income / (loss)		1,239	(3)	1,236	711	(4)	707

Items that may be reclassified to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments		3,471	7	3,477	(2,142)	(2)	(2,144)

Movement in foreign currency translation and net foreign investment hedging reserves		314	-	314	602	-	602

Income tax relating to items that may be reclassified		(632)	(1)	(634)	494	-	494
Net effect comprehensive income		3,471	2	3,473	(396)	(6)	(402)

Total comprehensive income / (loss) attributable to:

Owners of Aegon N.V.		3,472	2	3,474	(398)	(6)	(403)

Non-controlling interests		(1)	-	(1)	2	-	2

1	As reported in Aegon’s Annual Report on Form 20-F dated March 18, 2020.

Impact of voluntary changes in accounting policies on the consolidated statement of financial position	Note	December 31, 2019 (as previously reported) 1)	Change in accounting policy related to Reinsurance Accounting	December 31, 2019 (restated)	December 31, 2018 (as previously reported) 1)	Change in accounting policy related to Reinsurance Accounting	December 31, 2018 (restated)
Assets
Reinsurance assets	26	20,835	(582)	20,253	20,507	(630)	19,877
Deferred expenses	27	10,804	2	10,806	10,910	4	10,914
Other assets and receivables	28	8,841	1	8,842	7,954	1	7,955
Intangible assets	29	1,559	-	1,559	1,727	-	1,727

Equity and liabilities
Shareholders’ equity	30	21,850	(8)	21,842	19,200	(10)	19,189

Insurance contracts	34	123,454	(569)	122,885	115,328	(612)	114,716
Deferred tax liability	40	1,227	2	1,229	529	-	529
Other liabilities	41	14,819	(4)	14,816	13,454	(2)	13,451

1	As reported in Aegon’s Annual Report on Form 20-F dated March 18, 2020.

Impact of voluntary changes in accounting policies on the statement of changes in equity	Note	December 31, 2019 (as previously reported) 1)	Change in accounting policy related to Reinsurance Accounting	December 31, 2019 (restated)	December 31, 2018 (as previously reported) 1)	Change in accounting policy related to Reinsurance Accounting	December 31, 2018 (restated)

Share capital	30.1	7,536	-	7,536	7,808	-	7,808

Retained earnings	30	10,386	(12)	10,374	9,657	(9)	9,648

Revaluation reserves	30.4	5,868	5	5,873	3,436	(1)	3,435

Remeasurement of defined benefit plans	30.5	(2,397)	-	(2,397)	(1,850)	-	(1,850)

Other reserves	30.6	456	(1)	456	149	-	149

Shareholders’ equity		21,850	(8)	21,842	19,200	(10)	19,189

1	As reported in Aegon’s Annual Report on Form 20-F dated March 18, 2020.

Summary of Change in Fair Value
The table below presents an overview of the fair value of the classes of financial assets as of December 31, 2020, as well as the change in fair value during the reporting period. The asset classes are divided into two categories:
◆	SPPI: assets of which cash flows represent solely payments of principal and interest (SPPI) on an outstanding principal amount, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis; and
◆	Other: all financial assets other than those specified in SPPI:
◆	with contractual terms that do not give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding;
◆	that meet the definition of held for trading in IFRS 9; or
◆	that are managed and whose performance are evaluated on a fair value basis.

		2020		2019
Financial assets at fair value		Fair value at the end of the reporting period	Change in fair value during the reporting period	Fair value at the end of the reporting period	Change in fair value during the reporting period

Shares 1)	SPPI	51	2	70	1

	Other	623	8	810	54

Debt securities	SPPI	92,836	5,461	82,014	6,218

	Other	6,514	6	4,839	(770)

Money Markets and other short-term investments	SPPI	2,657	-	2,724	-

	Other	2,011	-	2,603	-

Mortgage loans	SPPI	43,258	72	42,567	930

	Other	-	-	-	-

Private loans	SPPI	5,261	213	5,152	284

	Other	50	13	200	(18)

s Deposits with financial institutions	SPPI	92	-	142	-

	Other	-	-	-	-

Policy loans	SPPI	1	-	-	-

	Other	1,800	12	2,024	-

Other financial assets	SPPI	-	-	36	-

	Other	4,946	(145)	5,388	(100)

At December 31		160,100	5,644	148,570	6,598

1	The SPPI-compliant shares include preferred equity instruments.

Summary of Credit Risk Rating Grades
Credit Risk
The table below details the credit risk rating grades, as of December 31, 2020, for financial assets with cash flows that are SPPI, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis. The tables show the carrying value of those financial assets applying IAS 39 (in the case of financial assets measured at amortized cost, before adjusting for any impairment allowances).

SPPI compliant financial assets at carrying value	AAA	AA	A	BBB	BB	B	CCC or lower	Not Rated	Total
2020

Shares – Carried at fair value	-	-	-	17	24	7	3		51

Debt securities – Carried at fair value	28,970	9,869	23,615	26,310	2,119	938	1,015	2	92,836

Money market and other short-term investments- carried at fair value	136	129	2,178	213	-	-	-	-	2,657

Mortgage loans– Carried at amortized cost	1,066	3,494	3,369	695	78	-	-	30,596	39,298

Private loans – Carried at amortized cost	1,913	74	142	1,098	46	-	-	1,068	4,341

Other financial assets – Carried at fair value	-	-	6	1	-	45	1	41	93

At December 31	32,085	13,565	29,309	28,334	2,267	989	1,018	31,707	139,275
2019

Shares – Carried at fair value	-	-	-	43	27	-	-	-	70

Debt securities – Carried at fair value	26,723	8,989	20,112	22,296	1,364	1,244	1,283	3	82,014

Money market and other short-term investments- carried at fair value	255	193	2,164	112	-	-	-	-	2,724

Mortgage loans– Carried at amortized cost	1,311	3,671	3,580	369	15	4	-	29,574	38,524

Private loans – Carried at amortized cost	1,799	82	198	970	49	-	-	1,383	4,479

Other financial assets – Carried at fair value	-	-	57	10	33	38	-	40	177

At December 31	30,088	12,933	26,111	23,800	1,487	1,285	1,283	31,000	127,988

Summary of Credit Risk Exposure

	2020		2019
SPPI compliant financial assets rated BB or below	Carrying amount	Fair value	Carrying amount	Fair value

Shares – Carried at fair value	34	34	27	27

Debt securities – Carried at fair value	4,073	4,073	3,894	3,894

Mortgage loans – Carried at amortized cost	30,674	33,828	29,593	33,132

Private loans – Carried at amortized cost	1,114	1,210	1,431	1,488

Deposits with financial institutions – Carried at amortized cost	85	86	76	76

Other financial assets – Carried at fair value	1	1	35	35

At December 31	35,982	39,232	35,056	38,652

AEGBanco Santander [member]
Statement [LineItems]
Summary of Change in Fair Value

		2020		2019
Financial assets at fair value		Fair value at the end of the reporting period	Change in fair value during the reporting period	Fair value at the end of the reporting period	Change in fair value during the reporting period
Debt securities	SPPI	169	119	51	5

	Other	1	-	-	-

Money Markets and other short-term investments	SPPI	-	-	-	-

	Other	37	-	8	-

At December 31		207	119	60	5

Summary of Credit Risk Rating Grades

SPPI compliant financial assets at carrying value	AAA	AA	A	BBB	BB	B	CCC or lower	Not Rated	Total
2020
Debt securities – Carried at fair value	9	19	106	35	-	-	-	-	169

At December 31	9	19	106	35	-	-	-	-	169
2019
Debt securities – Carried at fair value	1	7	34	10	-	-	-	-	51

At December 31	1	7	34	10	-	-	-	-	51

Aegon N.V [member]
Statement [LineItems]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement

Impact of voluntary changes in accounting policies on the income statement	Note	December 31, 2019 (as previously reported) 1)	Change in accounting policy related to Reinsurance Accounting	December 31, 2019 (restated)
Net income/(loss) group companies	8	1,379	(3)	1,376
Impact on net income		1,239	(3)	1,235

Impact of voluntary change in accounting policy on the statement of financial position

Impact of voluntary changes in accounting policies on the statement of financial position	Note	December 31, 2019 (as previously reported) 1)	Change in accounting policy related to Reinsurance Accounting	December 31, 2019 (restated)
Assets

Shares in group companies	8	25,045	(8)	25,037

Equity and liabilities
Shareholders’ equity	14	21,850	(8)	21,842

1	As reported in Aegon’s 2019 Annual report on Form 20-F dated March 18, 2020.

Disclosure of impact of voluntary change in accounting policy on equity statement

Impact of voluntary changes in accounting policies on the statement of changes in equity	Note	December 31, 2019 (as previously reported) 1)	Change in accounting policy related to Reinsurance Accounting	December 31, 2019 (restated)

Share capital	13	323	-	323
Paid-in surplus	14	7,213	-	7,213
Revaluation account	14	6,116	5	6,120
Legal reserves – foreign currency translation reserve	14	426	-	426
Legal reserves in respect of group companies	14	1,703	-	1,703
Retained earnings, including treasury shares	14	7,227	(9)	7,218
Remeasurement of defined benefit plans of group companies	14	(2,397)	-	(2,397)
Net income / (loss)	14	1,239	(3)	1,235
Shareholders’ equity		21,850	(8)	21,842

1	As reported in Aegon’s 2019 Annual report on Form 20-F dated March 18, 2020.